Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR) ($) (4)	Net Income (Loss) (5) ($ in 000s)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	6,403,448	1,776,559	2,505,576	1,125,918	14.22	(66,966)
2023	3,705,825	6,488,555	1,664,706	2,645,829	42.08	(9,058)
2022	4,627,948	(570,539)	1,791,474	100,923	29.35	(119,758)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Scott Koenig, M.D., Ph.D. (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table ("SCT"). Refer to “Executive Compensation Information—Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included in the table above were as follows:
•For 2024: James Karrels and Stephen Eck, M.D., Ph.D.
•For 2023: James Karrels and Stephen Eck, M.D., Ph.D.
•For 2022: James Karrels and Eric Risser

PEO Total Compensation Amount	$ 6,403,448	$ 3,705,825	$ 4,627,948
PEO Actually Paid Compensation Amount	$ 1,776,559	6,488,555	(570,539)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Dr. Koenig and the average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards was remeasured based on the following:
•For stock awards to NEOs, the fair values and the change in fair values were determined by the closing pricing of our common stock at each applicable year-end date, or, in the case of vested awards, the actual price on vesting.
•For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2024 Annual Report on Form 10-K.
The CAP to our PEO and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	2024		2023		2022
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Reported in SCT	$6,403,448	$2,505,576	$3,705,825	$1,664,706	$4,627,948	$1,791,474
Less: grant date value of equity awards reported in the SCT	(5,313,147)	(1,806,206)	(2,506,331)	(934,629)	(3,568,656)	(1,152,379)
Year-end fair value of current year equity awards	512,785	212,136	4,394,276	1,638,875	1,662,024	535,451
Year-over-year change in fair value of unvested equity awards	(599,348)	(131,539)	690,071	192,250	(1,907,147)	(625,312)
Fair market value of equity awards granted and vested in current year	46,825	27,458	406,569	151,467	213,590	68,972
Change in fair value of equity awards that vested in current year	725,996	318,493	(201,855)	(66,840)	(1,598,298)	(517,283)
Compensation Actually Paid	$1,776,559	$1,125,918	$6,488,555	$2,645,829	$(570,539)	$100,923

Non-PEO NEO Average Total Compensation Amount	$ 2,505,576	1,664,706	1,791,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,125,918	2,645,829	100,923
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of CAP to Dr. Koenig and the average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards was remeasured based on the following:
•For stock awards to NEOs, the fair values and the change in fair values were determined by the closing pricing of our common stock at each applicable year-end date, or, in the case of vested awards, the actual price on vesting.
•For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2024 Annual Report on Form 10-K.
The CAP to our PEO and the average CAP to our non-PEO NEOs reflects the following adjustments required by the applicable SEC rules from the total compensation reported in the SCT:

	2024		2023		2022
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Reported in SCT	$6,403,448	$2,505,576	$3,705,825	$1,664,706	$4,627,948	$1,791,474
Less: grant date value of equity awards reported in the SCT	(5,313,147)	(1,806,206)	(2,506,331)	(934,629)	(3,568,656)	(1,152,379)
Year-end fair value of current year equity awards	512,785	212,136	4,394,276	1,638,875	1,662,024	535,451
Year-over-year change in fair value of unvested equity awards	(599,348)	(131,539)	690,071	192,250	(1,907,147)	(625,312)
Fair market value of equity awards granted and vested in current year	46,825	27,458	406,569	151,467	213,590	68,972
Change in fair value of equity awards that vested in current year	725,996	318,493	(201,855)	(66,840)	(1,598,298)	(517,283)
Compensation Actually Paid	$1,776,559	$1,125,918	$6,488,555	$2,645,829	$(570,539)	$100,923

Compensation Actually Paid vs. Total Shareholder Return	The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company's TSR over the period covering 2022, 2023 and 2024.
Total Shareholder Return Amount	$ 14.22	42.08	29.35
Net Income (Loss)	$ (66,966)	(9,058)	(119,758)
PEO Name	Scott Koenig
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the Company’s share price at the beginning of the measurement period.The dollar amounts reported in column (g) represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,313,147)	(2,506,331)	(3,568,656)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,785	4,394,276	1,662,024
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,348)	690,071	(1,907,147)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,825	406,569	213,590
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,996	(201,855)	(1,598,298)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,806,206)	(934,629)	(1,152,379)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,136	1,638,875	535,451
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,539)	192,250	(625,312)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,458	151,467	68,972
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 318,493	$ (66,840)	$ (517,283)